BORROWINGS - Additional Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Borrowings weighted average interest rate	1.82%	4.29%
Banks
Borrowings
Unused borrowing facilities	$ 3,285,909	$ 3,326,555